Segment information - Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations:	$ 14,529	$ 14,158
Operating Segments | OEM
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations:	11,178	9,878
Operating Segments | IAM
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations:	2,754	2,493
Corporate
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations:	$ 597	$ 1,787